INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL [Text Block]

9. INTANGIBLE ASSETS AND GOODWILL

a) Intangible assets

A summary of the Company's intangible assets subject to amortization is as follows:

	January 31, 2023	January 31, 2022
	$	$
Licenses	12,167,021	12,141,476
Brands	644,800	868,982
Customer relationships	1,540,447	1,758,553
	14,352,268	14,769,011
Less: accumulated amortization	(6,465,443)	(5,544,846)
	7,886,825	9,224,165

During the year ended January 31, 2023, the Company recognized amortization expense on intangible assets of $1,337,336 (2022 - $1,370,286).

During the year ended January 31, 2022, the Company recognized impairment charges of $363,510 on customer relationships allocated to the Oregon reporting unit (Note 4).

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

$
January 31, 2024	1,337,336
January 31, 2025	1,337,336
January 31, 2026	1,337,336
January 31, 2027	1,337,336
January 31, 2028	1,325,336
Thereafter	1,212,145
7,886,825

b) Goodwill

As at January 31, 2023 and 2022, the Company had goodwill of $28,541,323 and $28,541,323, respectively, which was allocated to the Nevada reporting unit. There was no impairment on goodwill identified in either year.

9. INTANGIBLE ASSETS AND GOODWILL

Intangible assets

The following table summarizes the Company's intangible assets:

January 31, 2021
$
Licenses	12,141,476
Brands	868,982
Customer relationships	2,122,063
15,132,521
Less: accumulated amortization	(4,174,560)
10,957,961

Total amortization expense from intangible assets for the year ended January 31, 2021 was $1,464,528.

During the year ended January 31, 2021, the Company sold a brand for $100,000. At the time of the sale, the brand had a carrying amount of $100,000 comprised of cost of $117,737 and accumulated amortization of $17,737.

At January 31, 2021, the Company reclassified intangible assets with a cost of $400,009 and accumulated amortization of $217,872 to held for sale. The intangible assets classified as held for sale consist of licenses, customer lists, and startup costs associated with a right-of-use asset that has also been classified as held for sale. Management estimated the fair value less costs to sell exceeds the carrying value and therefore the assets are measured at their carrying values.

Goodwill

As at January 31, 2021, the Company had goodwill of $28,541,323 which was allocated to the Nevada reporting unit.